Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of right-of-use assets of lease liabilities
	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands
Amounts recognized in the consolidated balance sheet – right-of-use assets, net	$1,775	$1,290
Current liabilities	$346	$292
Long-term liabilities	1,492	983
Total operating leased liabilities	$1,838	$1,275

Schedule of weighted average lease term and weighted average discount rate
Weighted average lease term – operating lease	5.39 years
Weighted average discount rate – operating lease	7.07%

Schedule of cash flows related operating lease liabilities
U.S. dollars in thousands
Years ending December 31:
2021	$421
2022	450
2023	450
2024	348
2025	163
Thereafter	360

Total lease payments (undiscounted)	2,192
Less – discount to net present value	(354)
Present value of lease liabilities	$1,838